Cover	Feb. 15, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K filed by Verde Clean Fuels, Inc. (the “Company”) on February 21, 2023 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report). This Amendment No. 1 (i) amends the consolidated financial statements provided under Item 9.01(a) and (b) in the Original Report to include the audited consolidated financial statements of Bluescape Clean Fuels Intermediate Holdings, LLC, a Delaware limited liability company (“Intermediate”) as of and for the years ended December 31, 2022 and 2021, (ii) includes the Management’s Discussion and Analysis of Financial Condition and Results of Operations of Intermediate for the years ended December 31, 2022 and 2021, and (iii) includes the unaudited pro forma condensed combined financial information of the Company as of and for the year ended December 31, 2022. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report, except as indicated below under Item 9.01. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Amendment No. 1.
Document Period End Date	Feb. 15, 2023
Entity File Number	001-40743
Entity Registrant Name	VERDE CLEAN FUELS, INC.
Entity Central Index Key	0001841425
Entity Tax Identification Number	85-1863331
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Travis Street
Entity Address, Address Line Two	Suite 5050
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	469
Local Phone Number	398-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Class A Common stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common stock, par value $0.0001 per share
Trading Symbol	VGAS
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	VGASW
Security Exchange Name	NASDAQ